Revenues	12 Months Ended
Dec. 31, 2022
Revenue Recognition [Abstract]
Revenues

Note 3. Revenues

Disaggregation of Revenues

The following table present the Company’s revenues disaggregated by geographical region (based on the Company's customers’ location) and revenue type for the years ended December 31, 2022, 2021 and 2020:

	Year ended December 31,
	2022	2021	2020
	(U.S. $ in thousands)
Americas
Systems	$130,959	$124,311	$98,884
Consumables	130,775	121,245	106,857
Service	153,694	142,767	137,736
Total Americas	415,428	388,323	343,477

EMEA
Systems	53,527	42,077	29,584
Consumables	61,703	61,192	48,521
Service	26,430	27,027	23,479
Total EMEA	141,660	130,296	101,584

Asia Pacific
Systems	40,106	33,110	22,266
Consumables	35,054	35,623	33,670
Service	19,235	19,867	19,820
Total Asia Pacific	94,395	88,600	75,756

Total Revenues	$651,483	$607,219	$520,817

The following table present the Company’s revenues disaggregated based on the timing of revenue recognized for the years ended December 31, 2022, 2021 and 2020:

	Year ended December 31,
	2022	2021	2020
	(U.S. $ in thousands)
Revenues recognized in point in time from:
Products	$452,124	$417,557	$339,782
Services	53,152	46,049	40,405
Total revenues recognized in point in time	505,276	463,606	380,187

Revenues recognized over time from:
Services	146,207	143,613	140,630
Total revenues recognized over time	146,207	143,613	140,630

Total Revenues	$651,483	$607,219	$520,817

Contract Assets and Contract Liabilities

Contract assets are recorded when the Company's right to consideration is conditional on constraints other than the passage of time. The Company had no material contract assets as of December 31, 2022 and 2021.

Contract liabilities include advance payments and billings in excess of revenue recognized. Contract liabilities are presented under deferred revenues. The Company's deferred revenues as of December 31, 2022 and 2021 were as follows:

	December 31,
	2022	2021
	U.S. $ in thousands
Deferred revenue*	$75,434	$72,307

*Includes $25.2 million and $21.1 million under long term deferred revenue in the Company's consolidated balance sheets as of December 31, 2022 and December 31, 2021, respectively.

Revenue recognized in 2022 and 2021 that was included in deferred revenue balance as of January 1, 2022 and 2021, was $44.0 million and $48.7 million, respectively.

Remaining Performance Obligations

Remaining Performance Obligations (“RPO”) represents contracted revenue that has not yet been recognized, which includes deferred revenue and amounts that will be invoiced and recognized as revenue in future periods. As of December 31, 2022 and 2021 the total RPO amounted to $104.6 million and $128.0 million, respectively. The Company expects to recognize $75.6 million of this RPO during the next 12 months, $15.8 million over the subsequent 12 months and the remaining $13.1 million thereafter.

Incremental Costs of Obtaining a Contract

Sales commissions earned mainly by the Company’s sales agents are considered incremental costs of obtaining a contract with a customer as the Company expects the benefit of those commissions to be longer than one year. The majority of the sales commissions are not subject to capitalization as the commission expense is recognized as the related revenue is recognized. Sales commissions for initial contracts related to the service type warranty are deferred and then amortized on a straight-line basis over the expected customer relationship period (generally 5 years) if the Company expects to recover those costs. The Company determined the period of benefit by taking into consideration customer contracts including renewals, the technology and other factors. Amortization expense is included in selling, general and administrative expenses in the consolidated statements of operations. As of December 31, 2022 and 2021, the deferred commission amounted to $9.6 million and $7.4 million, respectively and presented under Other current assets and Other non-current assets.